Fair Values Of Financial Instruments And Interest Rate Risk	12 Months Ended
Dec. 31, 2011
Fair Values Of Financial Instruments And Interest Rate Risk [Abstract]
Fair Values Of Financial Instruments And Interest Rate Risk

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, "Disclosures about Fair Value of Financial Instruments," requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2011 and 2010, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price for which a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company's financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2011 and 2010:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(dollars in thousands)
Financial Assets
Cash and cash equivalents	$28,687	$28,687	$13,624	$13,630
Securities available for sale	88,661	88,661	96,395	96,395
Loans held for investment, net	359,860	374,636	387,769	392,017
Loans held for sale	1,958	1,958	6,286	6,286
FHLB Stock and FRB Stock	3,289	3,289	4,031	4,031
Bank-owned life insurance	6,171	6,171	5,975	5,975
Mortgage servicing rights	2,128	2,494	2,134	2,522
Accrued interest receivable	2,084	2,084	2,408	2,408

Financial Liabilities
Deposits	$431,338	$430,641	$434,033	$439,298
Short-term borrowings	20,791	20,791	20,482	20,482
Long-term debt	25,233	25,894	34,061	35,625
Accrued interest payable	301	301	342	342

The carrying amount of cash and cash equivalents and accrued interest, approximate their fair values due to the short period of time until their expected realization. Securities available for sale are carried at fair value based on quoted market prices. It is not practicable to determine fair value of Federal Home Loan Bank and Federal Reserve Bank stock due to restrictions placed on its transferability so it is presented at its carrying value. The carrying amount of bank-owned life insurance is the current cash surrender value. Fair value for mortgage servicing assets is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

•

Loans and Loans Held for Sale - The fair value of loans is estimated based on discounted expected cash flows using the current interest rates at which similar loans would be made, net of allowance for loan loss. Loans held for sale, which represent current mortgage production forward sales not yet delivered, are valued based on current market prices. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation.

•

Deposits - The fair value of checking, savings and money market deposits is deemed equal to the amount payable on demand. The fair value of certificates of deposit is estimated based on discounted cash flow analysis using offered market rates. The fair value of deposits does not consider any customer related intangibles.

•

Borrowings - The fair value disclosed for short-term borrowings, which are composed of overnight borrowings and debt due within one year approximate the carrying value for such debt. The estimated fair value for long-term borrowings are estimated based on discounted cash flow analysis using offered market rates. The fair value of the unsecured debt does not consider the lack of liquidity and uncertainty in the market that would affect the valuation.

At December 31, 2011, the subsidiary banks had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed; therefore, they were deemed to have no current fair value. See Note 13.

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011
	(dollars in thousands)
	Total	Level 1		Level 2	Level 3

Securities available for sale:
US Treasury	$33,532		$33,532	$—	$—
US Gov't	19,997		—	19,997	—
Mortgage-backed securities and CMO's	24,263		—	24,263	—
State and political subdivisions	10,869		—	10,869	—

Total assets at fair value	$88,661		$33,532	$55,129	$—

Total liabilities at fair value	$—	$		$—	$—

	December 31, 2010
	(dollars in thousands)
	Total	Level 1		Level 2	Level 3

Securities available for sale:
US Treasury	$51,148		$51,148	$—	$—
US Gov't	25,463		—	25,463	—
Mortgage-backed securities and CMO's	8,900		—	8,900	—
State and political subdivisions	10,884		—	10,884	—

Total assets at fair value	$96,395		$51,148	$45,247	$—

Total liabilities at fair value	$—	$		$—	$—

Prices for US Treasury are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the 'Level 1 input' column. Prices for mortgage-backed securities, government agency securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the 'Level 2 input' column. Prices for non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the 'Level 3 input' column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2011 and December 31, 2010:

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$7,074	$—	$—	$7,074
Loans held for sale	1,958	—	1,958	—
Other real estate owned	1,464	—	—	1,464

Total assets at fair value	$10,496	$—	$1,958	$8,538

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2010
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$12,265	$—	$—	$12,265
Loans held for sale	6,286	—	6,286	—
Other real estate owned	275	—	—	275

Total assets at fair value	$18,826	$—	$6,286	$12,540

Total liabilities at fair value	$—	$—	$—	$—

ASC 825 allows an entity to elect to measure certain financial assets and liabilities at fair value with changes in fair value recognized in the income statement each period. The statement also requires additional disclosures to identify the effects of an entity's fair value election on its earnings. Upon the adoption of ASC 825, the Company did not elect to report any assets and liabilities at fair value.

Interest Rate Risk

The Company assumes interest rate risk (the risk that general interest rate levels will change) in the course of its normal operations. As a result, fair values of the Company's financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed rate obligations are more likely to prepay in a falling rate environment and less likely to prepay in a rising rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment. Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company's overall interest rate risk.